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  Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

MAC A0102-120

San Francisco, CA  94105

AUGUST 17, 2011

Writer’s Direct Dial Number

                                                                                                                                                                                        (617) 210-3682

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Wells Fargo Funds Trust

Form N-1A, No: 333-74295/811-09253

Ladies and Gentlemen:

            Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage Asset Allocation Fund’s (the “Fund”) Principal Investment Strategy summary information that mirrors the Fund’s Principal Investment Strategy summary information in the prospectus, and Principal Risk Summaries, date February 1, 2011 as supplemented July 20, 2011, (SEC Accession No. 0000907244-11-000535). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Principal Investment Strategy summary and Principal Risk Summaries for the Fund.

This filing is being done to replace Post-Effective Amendment No. 205 filed on August 4, 2011, Accession no. 0000907244-11-000582 which was not recognized as having XBRL interactive documents attached to the EDGAR sub-template because it was incorrectly filed as a 485BPOS.

If you have any questions, please contact me at 617-210-3682.

Very truly yours,

/s/ Maureen Towle
Maureen Towle
Senior Counsel